Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade and other receivables
14.	Trade and other receivables

	2017	2018
Current
Other receivables	5,294	48,285
Sales taxes	5,307	10,352
Prepayments and accrued income	7,394	34,342
Derivative financial assets (note 28)	185	691
	18,180	93,670
Non-current
Other receivables	9,193	10,458
	9,193	10,458

The carrying amount of other receivables approximates their fair value. The maximum credit risk at the balance sheet date is considered to be equivalent to the carrying value of other receivables.